UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/06____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets CORP
Address: _425 Lexington Avenue, Third Floor________
_New York, NY 10017________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Jeffrey D. Thibeault________________
Title: ___Chief Compliance Officer__________________
Phone: ___212-667-8352_______________________

Signature, Place, and Date of Signing:

[signature] ___NEW YORK, NY___ __07/17/06___
[Signature] [City, State] [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___80___

Form 13F Information Table Value Total: $___172,275__
(thousands)

List of Other Included Managers: NONE

<TABLE>

<C> <C> <C> <C>
PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE JUN06

NAME OF ISSUES (COLUMN 1)	TITLE OF CLASS (COLUMN 2)	CUSIP NO (COLUMN 3)	FAIR MKT VALUE (X$1000) (COLUMN 4)	SHARES OR PRINCIPAL AMOUNT (COLUMN 5)	P/C	INVESTMENT DISCRETION (COLUMN 6) SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR (COLUMN 7)	VOTING AUTHORITY (COLUMN 8) SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
SEAGATE TECHNOLOGY	SHS	G7945J104	919	40,600		40,600	0	0		40,600	0	0
XL CAP LTD	CL A	G98255105	661	10,800		10,800	0	0		10,800	0	0
ASM INTL N V	COM	N07045102	1,658	106,335		106,335	0	0		106,335	0	0
ADAPTEC INC	NOTE	00651FAG3	328	376,000		376,000	0	0		376,000	0	0
AFFYMETRIX INC	NOTE	00826TAF5	210	200,000		200,000	0	0		200,000	0	0
ALBANY INTL CORP	NOTE	012348AC2	2,148	2000,000		2000,000	0	0		2000,000	0	0
ALLIED WASTE INDS INC	SDCV	019589AD2	6,829	7368,000		7368,000	0	0		7368,000	0	0
ALLOY INC	DBCV	019855AB1	4,140	4197,000		4197,000	0	0		4197,000	0	0
AMERICAN TOWER CORP	NOTE	029912AK8	3,177	1221,000		1221,000	0	0		1221,000	0	0
AMERICAN TOWER CORP	NOTE	029912AR3	4,905	3000,000		3000,000	0	0		3000,000	0	0
AMYLIN PHARMACEUTICALS INC	COM	032346108	1,264	26,468		26,468	0	0		26,468	0	0
ANDREW CORP	NOTE	034425AB4	2,630	2685,000		2685,000	0	0		2685,000	0	0
ANIXTER INTL INC	NOTE	035290AG0	286	400,000		400,000	0	0		400,000	0	0
APOGENT TECHNOLOGIES INC	DBCV	03760AAK7	530	384,000		384,000	0	0		384,000	0	0
AVATAR HLDGS INC	NOTE	053494AF7	1,176	1000,000		1000,000	0	0		1000,000	0	0
CV THERAPEUTICS INC	NOTE	126667AD6	5,005	6100,000		6100,000	0	0		6100,000	0	0
CV THERAPEUTICS INC	COM	126667104	443	31,676		31,676	0	0		31,676	0	0
CEPHALON INC	NOTE	156708AK5	4,523	4000,000		4000,000	0	0		4000,000	0	0
CIENA CORP	NOTE	171779AA9	582	605,000		605,000	0	0		605,000	0	0
COEUR D ALENE MINES CORP IDA	NOTE	192108AQ1	3,313	3615,000		3615,000	0	0		3615,000	0	0
COHERENT INC	COM	192479103	1,017	30,100		30,100	0	0		30,100	0	0
COMMSCOPE INC	COM	203372107	1,950	62,100		62,100	0	0		62,100	0	0
CONSECO INC	DBCV	208464BH9	3,196	3000,000		3000,000	0	0		3000,000	0	0
CREDENCE SYS CORP	NOTE	225302AF5	3,098	3500,000		3500,000	0	0		3500,000	0	0
CUBIST PHARMACEUTICALS INC	COM	229678107	768	30,500		30,500	0	0		30,500	0	0
CYTYC CORP	NOTE	232946AB9	4,223	4105,000		4105,000	0	0		4105,000	0	0
DIGITAL RIV INC	NOTE	25388BAB0	3,316	2932,000		2932,000	0	0		2932,000	0	0
EDO CORP	NOTE	281347AE4	1,949	1988,000		1988,000	0	0		1988,000	0	0
EMCORE CORP	NOTE	290846AC8	6,449	4835,000		4835,000	0	0		4835,000	0	0
FEI CO	NOTE	30241LAB5	2,472	2475,000		2475,000	0	0		2475,000	0	0
FEI CO	NOTE	30241LAD1	374	380,000		380,000	0	0		380,000	0	0
FAIR ISAAC CORP	NOTE	303250AD6	313	309,000		309,000	0	0		309,000	0	0
FINISAR	NOTE	31787AAC5	4,941	5000,000		5000,000	0	0		5000,000	0	0
FINISAR	COM	31787A101	354	108,472		108,472	0	0		108,472	0	0
FREEPORT-MCMORAN COPPER & GO	NOTE	35671DAK1	227	125,000		125,000	0	0		125,000	0	0
GATEWAY INC	NOTE	367626AB4	1,938	2500,000		2500,000	0	0		2500,000	0	0
HUMAN GENOME SCIENCES INC	NOTE	444903AM0	880	1000,000		1000,000	0	0		1000,000	0	0
HUTCHINSON TECHNOLOGY INC	COM	448407106	985	45,600		45,600	0	0		45,600	0	0
INCO LTD	NOTE	453258AM7	3,590	2051,000		2051,000	0	0		2051,000	0	0
INTEGRA LIFESCIENCES HLDGS C	NOTE	457985AB5	4,819	3998,000		3998,000	0	0		3998,000	0	0

INTERMUNE INC	COM	45884X103	365	22,200		22,200	0	0		22,200	0	0
INTERNATIONAL GAME TECHNOLOG	DBCV	459902AM4	237	294,000		294,000	0	0		294,000	0	0
INVITROGEN CORP	NOTE	46185RAD2	2,148	2181,000		2181,000	0	0		2181,000	0	0
INVITROGEN CORP	NOTE	46185RAJ9	355	324,000		324,000	0	0		324,000	0	0
INVITROGEN CORP	NOTE	46185RAM2	5,895	6185,000		6185,000	0	0		6185,000	0	0
JETBLUE AWYS CORP	DBCV	477143AC5	3,961	3989,000		3989,000	0	0		3989,000	0	0
KERZNER INTL LTD	NOTE	492520AB7	12,887	9444,000		9444,000	0	0		9444,000	0	0
KULICKE & SOFFA INDS INC	NOTE	501242AL5	328	390,000		390,000	0	0		390,000	0	0
LSI LOGIC CORP	NOTE	502161AJ1	708	701,000		701,000	0	0		701,000	0	0
L-3 COMMUNICATIONS CORP	DEBT	502413AW7	1,478	1500,000		1500,000	0	0		1500,000	0	0
LEVEL 3 COMMUNICATIONS INC	NOTE	52729NBK5	4,727	4850,000		4850,000	0	0		4850,000	0	0
PAGE TOTAL		51	124,675									

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE JUN06

(COLUMN 1)	(COLUMN 2)	(COLUMN 3)	(COLUMN 4)	(COLUMN 5)		(COLUMN 6) INVESTMENT DISCRETION			(COLUMN 7)	(COLUMN 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MKT VALUE (X$1000)	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
LINCARE HLDGS INC	DBCV	532791AB6	252	256,000		256,000	0	0		256,000	0	0
MANOR CARE INC NEW	NOTE	564055AK7	559	365,000		365,000	0	0		365,000	0	0
MCDATA CORP	NOTE	580031AD4	2,583	3023,000		3023,000	0	0		3023,000	0	0
MEDAREX INC	NOTE	583916AG6	4,631	4819,000		4819,000	0	0		4819,000	0	0
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	340	190,000		190,000	0	0		190,000	0	0
OMNICARE CAP TR II	PFD	68214Q200	1,083	17,000		17,000	0	0		17,000	0	0
ON SEMICONDUCTOR CORP	NOTE	682189AB1	2,591	3073,000		3073,000	0	0		3073,000	0	0
ON SEMICONDUCTOR CORP	NOTE	682189AD7	227	220,000		220,000	0	0		220,000	0	0
OPENWAVE SYS INC	COM	683718308	479	41,700		41,700	0	0		41,700	0	0
PDL BIOPHARMA INC	COM	69329Y104	1,912	103,858		103,858	0	0		103,858	0	0
PSS WORLD MED INC	NOTE	69366AAB6	570	500,000		500,000	0	0		500,000	0	0
QUANTUM CORP	NOTE	747906AE5	2,013	2208,000		2208,000	0	0		2208,000	0	0
RF MICRODEVICES INC	COM	749941100	256	43,000		43,000	0	0		43,000	0	0
REGENERON PHARMACEUTICALS	NOTE	75886FAB3	4,374	4500,000		4500,000	0	0		4500,000	0	0
ROPER INDS INC NEW	NOTE	776696AA4	1,735	2840,000		2840,000	0	0		2840,000	0	0
SCI SYS INC	NOTE	783890AF3	787	806,000		806,000	0	0		806,000	0	0
SCIENTIFIC GAMES CORP	SDCV	80874PAD1	1,174	900,000		900,000	0	0		900,000	0	0
SIRIUS SATELLITE RADIO INC	COM	82966U103	2,326	492,800		492,800	0	0		492,800	0	0
SYBASE INC	NOTE	871130AB6	2,889	2976,000		2976,000	0	0		2976,000	0	0
TRIQUINT SEMICONDUCTOR INC	NOTE	89674KAB9	685	697,000		697,000	0	0		697,000	0	0
TRIZETTO GROUP INC	NOTE	896882AB3	2,674	2608,000		2608,000	0	0		2608,000	0	0
VEECO INSTRS INC DEL	NOTE	922417AB6	4,824	4943,000		4943,000	0	0		4943,000	0	0
VERTEX PHARMACEUTICALS INC	NOTE	92532FAD2	231	238,000		238,000	0	0		238,000	0	0
VISHAY INTERTECHNOLOGY INC	COM	928298108	473	30,070		30,070	0	0		30,070	0	0
WMS INDS INC	NOTE	929297AE9	2,296	1550,000		1550,000	0	0		1550,000	0	0
WATSON PHARMACEUTICALS INC	DBCV	942683AC7	768	880,000		880,000	0	0		880,000	0	0
WEBMD CORP	NOTE	94769MAE5	1,935	2000,000		2000,000	0	0		2000,000	0	0
WEBMD CORP	NOTE	94769MAG0	578	559,000		559,000	0	0		559,000	0	0
XM SATELLITE RADIO HLDGS INC	NOTE	983759AC5	2,355	3015,000		3015,000	0	0		3015,000	0	0
PAGE TOTAL		29	47,600									
GRAND TOTAL		80	172,275									

END

CONFIDENTIAL